Cover	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2025
Entity File Number	001-42190
Entity Registrant Name	DAMON INC.
Entity Central Index Key	0002000640
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	4601 Canada Way
Entity Address, Address Line Two	Suite #402
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5G 4X7
City Area Code	236
Local Phone Number	326-3619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	DMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false